Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities
An analysis of the maturity of these undrawn committed facilities is shown below:

	2020	2019
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	1,940	—
In 2 to 3 years	1,668	2,190
In 3 to 4 years	277	1,668
In 4 to 5 years	1,887	1,869
More than 5 years	—	—
	5,772	5,727